UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811- 03342

SIT MID CAP GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Kelly K. Boston, Esq.

3300 IDS Center, 80 S. 8th Street

Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 612-332-3223

Date of fiscal year end: June 30, 2011

Date of reporting period: March 31, 2011

Item 1. Schedule of Investments

Sit Mid Cap Growth Fund, Inc.

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2011

Sit Mid Cap Growth Fund

Quantity	Name of Issuer	Fair Value ($)

Common Stocks - 99.7%
Commercial Services - 0.3%
4,100	Factset Research Systems, Inc.	429,393

Communications - 1.0%
23,650	Akamai Technologies, Inc. *	898,700
15,000	American Tower Corp. *	777,300

		1,676,000

Consumer Durables - 4.7%
24,300	Fossil, Inc. *	2,275,695
49,900	Snap-On, Inc.	2,996,994
44,700	Tupperware Brands Corp.	2,669,037

		7,941,726

Consumer Non-Durables - 5.5%
22,300	Alberto-Culver Co.	831,121
54,500	Central European Distribution Corp. *	618,575
44,100	Coach, Inc.	2,294,964
62,300	Coca-Cola Enterprises, Inc.	1,700,790
38,500	Guess?, Inc.	1,514,975
18,000	Hansen Natural Corp. *	1,084,140
60,000	Iconix Brand Group, Inc. *	1,288,800

		9,333,365

Consumer Services - 2.3%
5,500	Chipotle Mexican Grill, Inc. *	1,498,035
60,600	International Game Technology	983,538
39,532	Marriott International, Inc.	1,406,549

		3,888,122

Electronic Technology - 12.9%
1,500	Apple, Inc. *	522,675
137,500	Atmel Corp. *	1,874,125
58,075	Broadcom Corp.	2,286,994
89,800	Ciena Corp. *	2,331,208
22,800	F5 Networks, Inc. *	2,338,596
57,500	Finisar Corp. *	1,414,500
49,900	Juniper Networks, Inc. *	2,099,792
33,400	KLA-Tencor Corp.	1,582,158
46,700	Linear Technology Corp.	1,570,521
35,500	NetApp, Inc. *	1,710,390
14,400	Research In Motion, Ltd. *	814,608
42,200	Synaptics, Inc. *	1,140,244
40,500	Veeco Instruments, Inc. *	2,059,020

		21,744,831

Energy Minerals - 4.6%
11,000	Apache Corp.	1,440,120
20,200	EQT Corp.	1,007,980
22,400	Murphy Oil Corp.	1,644,608
32,800	Southwestern Energy Co. *	1,409,416
17,700	Ultra Petroleum Corp. *	871,725

Quantity	Name of Issuer	Fair Value ($)

9,900	Walter Energy, Inc.	1,340,757

		7,714,606

Finance - 7.6%
24,950	ACE, Ltd.	1,614,265
26,700	Affiliated Managers Group, Inc. *	2,920,179
29,000	Ameriprise Financial, Inc.	1,771,320
15,300	IntercontinentalExchange, Inc. *	1,890,162
47,700	Marsh & McLennan Cos., Inc.	1,421,937
27,100	T Rowe Price Group, Inc.	1,799,982
86,700	TCF Financial Corp.	1,375,062

		12,792,907

Health Services - 3.5%
43,500	Allscripts Healthcare Solutions, Inc. *	913,065
25,200	Covance, Inc. *	1,378,944
37,800	Express Scripts, Inc. *	2,102,058
9,400	Laboratory Corp. of America Holdings *	866,022
7,500	Stericycle, Inc. *	665,025

		5,925,114

Health Technology - 6.9%
23,400	Allergan, Inc.	1,661,868
43,200	Amylin Pharmaceuticals, Inc. *	491,184
41,400	Celgene Corp. *	2,381,742
13,800	Edwards Lifesciences Corp. *	1,200,600
13,400	IDEXX Laboratories, Inc. *	1,034,748
3,946	Intuitive Surgical, Inc. *	1,315,833
44,088	NuVasive, Inc. *	1,116,308
29,450	Thermo Fisher Scientific, Inc.*	1,635,947
12,600	Varian Medical Systems, Inc. *	852,264

		11,690,494

Industrial Services - 4.9%
18,450	Babcock & Wilcox Co. *	615,861
28,400	Chicago Bridge & Iron Co. NV	1,154,744
30,400	Jacobs Engineering Group, Inc. *	1,563,472
36,900	McDermott International, Inc. *	936,891
17,100	National Oilwell Varco, Inc.	1,355,517
14,950	Schlumberger, Ltd.	1,394,237
36,600	Seadrill, Ltd.	1,320,162

		8,340,884

Non-Energy Minerals - 2.7%
20,300	Allegheny Technologies, Inc.	1,374,716
26,500	Haynes International, Inc.	1,469,425
72,600	Stillwater Mining Co. *	1,664,718

		4,508,859

Process Industries - 7.0%
17,200	Airgas, Inc.	1,142,424
43,300	Albemarle Corp.	2,588,041
15,300	CF Industries Holdings, Inc.	2,092,887

See accompanying notes to schedule of investments.
MARCH 31, 2011	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2011

Sit Mid Cap Growth Fund (Continued)

Quantity	Name of Issuer	Fair Value ($)

49,500	Ecolab, Inc.	2,525,490
15,600	FMC Corp.	1,324,908
36,700	Scotts Miracle-Gro Co.	2,123,095

		11,796,845

Producer Manufacturing - 12.5%
31,600	AGCO Corp. *	1,737,052
40,125	AMETEK, Inc.	1,760,284
30,000	Cooper Industries, PLC	1,947,000
31,300	Cummins, Inc.	3,431,106
16,000	Eaton Corp.	887,040
14,800	Flowserve Corp.	1,906,240
10,000	Goodrich Corp.	855,300
16,400	Precision Castparts Corp.	2,413,752
24,700	Rockwell Collins, Inc.	1,601,301
29,000	SPX Corp.	2,302,310
45,000	Trimble Navigation, Ltd. *	2,274,300

		21,115,685

Retail Trade - 8.0%
10,700	BJ’s Wholesale Club, Inc. *	522,374
62,200	Dick’s Sporting Goods, Inc. *	2,486,756
27,500	Lululemon Athletica, Inc. *	2,448,875
76,900	Macy’s, Inc.	1,865,594
18,300	Nordstrom, Inc.	821,304
47,300	TJX Cos., Inc.	2,352,229
63,300	Ulta Salon Cosmetics & Fragrance, Inc. *	3,046,629

		13,543,761

Technology Services - 11.9%
54,190	Adobe Systems, Inc. *	1,796,940
47,100	ANSYS, Inc. *	2,552,349
52,800	Autodesk, Inc. *	2,329,008
31,000	Citrix Systems, Inc. *	2,277,260
47,200	Cognizant Technology Solutions Corp. *	3,842,080

Quantity	Name of Issuer	Fair Value ($)

30,000	Dolby Laboratories, Inc. *	1,476,300
3,500	priceline.com, Inc. *	1,772,540
17,700	Salesforce.com, Inc. *	2,364,366
27,500	Ultimate Software Group, Inc. *	1,615,625

		20,026,468

Transportation - 2.0%
19,700	CH Robinson Worldwide, Inc.	1,460,361
38,700	Expeditors International of Washington, Inc.	1,940,418

		3,400,779

Utilities - 1.4%
51,500	Calpine Corp. *	817,305
25,100	UGI Corp.	825,790
25,600	Wisconsin Energy Corp.	780,800

		2,423,895

Total Common Stocks (cost: $119,405,323)		168,293,734

Short-Term Securities - 0.4%
698,250	Wells Fargo Adv. Govt. Money Mkt., 0.01%
Total Short-Term Securities (cost: $698,250)		698,250

Total Investments in Securities - 100.1% (cost: $120,103,573)		168,991,984
Other Assets and Liabilities, net (0.1%)		(157,151)

Total Net Assets - 100.0%		$168,834,833

*	Non-income producing security.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

    PLC — Public Limited Company

A summary of the inputs used to value the Fund’s net assets as of March 31, 2011 is as follows (see notes to Schedule of Investments):

	Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)

Common Stocks **	168,293,734	—	—	168,293,734
Short-Term Securities	698,250	—	—	698,250

Total:	168,991,984	—	—	168,991,984

**	For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

See accompanying notes to schedule of investments.
2

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2011

Securities Valuation:

Investments in Securities

Investments in securities traded on national or international securities exchanges are valued at the last reported sales price prior to the time when assets are valued. Securities traded on the over-the-counter market are valued at the last reported sales price or if the last sales price is not available at the last reported bid price. The sale and bid prices or prices deemed best to reflect fair value quoted by dealers who make markets in these securities are obtained from independent pricing services. Debt securities maturing in more than 60 days are priced by an independent pricing service. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity date, issuer credit quality, and prepayment speeds as applicable. When market quotations are not readily available, or when the Advisor becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, securities are valued at fair value as determined in good faith using procedures established by the Board of Directors. The procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Debt securities of sufficient credit quality maturing in less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost.

Fair Value Measurements

The inputs and valuations techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

• Level 1 –	quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.
• Level 2 –	other significant observable inputs including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.
• Level 3 –	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the period ended March 31, 2011, there were no transfers between Levels 1, 2 and 3.

A summary of the levels for the Fund’s investments as of March 31, 2011 is included with the Fund’s schedule of investments.

3

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2011(Continued)

At March 31, 2011, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes are identical to book and are as follows:

	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost of Securities on a Tax Basis
Mid Cap Growth	$56,323,342	($7,434,931)	$48,888,411	$120,103,573

4

Item 2. Controls and Procedures.

(a) The Vice President and Treasurer and the Chairman have concluded that the Sit Mid Cap Growth Fund’s (the “Fund”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit Mid Cap Growth Fund, Inc.

By:	/s/Paul E. Rasmussen
Paul Rasmussen
Vice President and Treasurer

Date:	May 12, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Paul E. Rasmussen
Paul Rasmussen
Vice President and Treasurer

Date:	May 12, 2011

By:	/s/Roger J. Sit
Roger J. Sit
Chairman

Date:	May 12, 2011